Stock option and bonus plans	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Stock option and bonus plans
14	Stock option and bonus plans

(a)	2004 Stock Bonus Plan

On September 7, 2004, the Company’s stockholders adopted the 2004 Stock Bonus Plan (the “Stock Bonus Plan”) which authorizes the issuance of up to five hundred thousand (500,000) shares of the Company’s common stock in the form of stock bonus.

The purpose of this Stock Bonus Plan is to (i) induce key employees to remain in the employment of the Company or of any subsidiary of the Company; (ii) encourage such employees to secure or increase their stock ownership in the Company; and (iii) reward employees, non-employee directors, advisors and consultants for services rendered or to be rendered to or for the benefit of the Company or any of its subsidiaries. The Company believes that the Stock Bonus Plan will promote continuity of management and increase incentive and personal interest in the welfare of the Company.

The Stock Bonus Plan is administered by a committee appointed by the Board of Directors which consists of at least two but not more than three members of the Board, one of whom shall be a non-employee of the Company. The existing Committee members are Mr. Anthony So and Mr. Woo Ping Fok. The Committee has the authority, in its sole discretion: (i) to determine the parties to receive bonus stock, the times when they shall receive such awards, the number of shares to be issued and the time, terms and conditions of the issuance of any such shares; (ii) to construe and interpret the terms of the Stock Bonus Plan; (iii) to establish, amend and rescind rules and regulations for the administration of the Stock Bonus Plan; and (iv) to make all other determinations necessary or advisable for administering the Stock Bonus Plan.

As of March 31, 2021, no shares had been granted under the Stock Bonus Plan.

(b)	2004 Stock Option Plan

On March 23, 2004, the Company’s stockholders adopted the 2004 Stock Option Plan (the “2004 Plan”) which provides for the grant of up to six hundred thousand (600,000) shares of the Company’s common stock in the form of stock options, subject to certain adjustments as described in the 2004 Plan. At the Annual Meeting of Stockholders held on March 20, 2015, the stockholders approved an amendment to the 2004 Plan to increase the number of shares that could be granted from 600,000 to 850,000.

The purpose of the 2004 Plan is to secure key employees to remain in the employment of the Company and to encourage such employees to secure or increase on reasonable terms their common stock ownership in the Company. The Company believes that the 2004 Plan promotes continuity of management and increased incentive and personal interest in the welfare of the Company.

The 2004 Plan is administered by a committee appointed by the Board of Directors which consists of at least two but not more than three members of the Board, one of whom shall be a non-employee of the Company. The current committee members are Mr. Anthony So and Mr. Woo Ping Fok. The committee determines the specific terms of the options granted, including the employees to be granted options under the plan, the number of shares subject to each option grant, the exercise price of each option and the option period, subject to the requirement that no option may be exercisable more than 10 years after the date of grant. The exercise price of an option may be less than the fair market value of the underlying shares of common stock. No options granted under the plan will be transferable by the optionee other than by will or the laws of descent and distribution, and each option will be exercisable during the lifetime of the optionee only by the optionee.

The exercise price of an option granted pursuant to the 2004 Plan may be paid in cash, by the surrender of options, in common stock, in other property, including a promissory note from the optionee, or by a combination of the above, at the discretion of the committee.

As of July 15, 2015, 850,000 options, all with an exercise price of $1.50 per share, had been granted to officers and directors of the Company under the 2004 Plan. Options for 425,000 shares were exercised during the fiscal year ended March 31, 2020. The options for 425,000 shares that were outstanding as of March 31, 2021 will expire on March 31, 2025. Options granted under the 2004 Plan vest immediately and may contain such other terms as the Board of Directors or a committee appointed to administer the plan may determine.

(c)	A summary of the stock options activity is as follows:

	Number of options	Weighted average exercise price

Outstanding at March 31, 2019	850,000	$1.50
Exercised	(425,000)	$1.50

Outstanding at March 31, 2020	425,000	$1.50

Outstanding at March 31, 2021	425,000	$1.50

Mr. Anthony So exercised his 150,000 options on March 9, 2020 on a cash basis. Mr. Kim Wah Chung exercised his 40,000 options on March 9, 2020 on a cash basis. Mr. Woo-Ping Fok exercised his 25,000 options on March 9, 2020 on a cash basis. Mr. Henry Schlueter exercised his 25,000 options on a cashless basis on March 27, 2020, and received 9,567 shares of common stock and surrendered options to acquire 15,433 shares in connection with his cashless exercise. Mr. Andrew So exercised his 125,000 options on a cashless basis on March 9, 2020, and received 40,540 shares of common stock and surrendered options to acquire 84,460 shares in connection with his cashless exercise. Mr. Albert So exercised his 60,000 options on a cashless basis on March 9, 2020, and received 19,459 shares of common stock and surrendered options to acquire 40,541 shares in connection with his cashless exercise. All options were exercised with an exercise price of $1.50. During the fiscal year ended March 31, 2020, option holders exercised 425,000 options in total and received 284,566 shares of common stock and surrendered options to acquire 140,434 shares in connection with the cashless exercises.

(d)	The following table summarizes information about all stock options of the Company outstanding as at March 31, 2021:

	Number	Weighted average	Exercisable
Weighted average	outstanding at	remaining life	shares at
exercise price	March 31, 2021	(years)	March 31, 2021

$1.50	425,000	4.0	425,000

The intrinsic value of options outstanding and exercisable was approximately $2,253,000 on March 31, 2021. The intrinsic value represents the pre-tax intrinsic value (the difference between the closing stock price of the Company’s common stock on the balance sheet date and the exercise price for both the outstanding and exercisable options) that would have been received by the option holders if all options had been exercised on March 31, 2021.

New shares will be issued by the Company upon future exercise of stock options.